Loans (Details 11) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total Loans	$ 1,093,066	$ 1,032,608
Watch
Total Loans		7,055
Substandard
Total Loans		6,730
Pass
Total Loans		1,018,823
Pass | Construction and Land Development [Member]
Total Loans		114,127
Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	17,816	20,019
Single-Family Residential - Banco de la Gente Non-Tradtional | Watch
Total Loans		1,136
Single-Family Residential - Banco de la Gente Non-Tradtional | Substandard
Total Loans		2,473
Single-Family Residential - Banco de la Gente Non-Tradtional | Pass
Total Loans		16,410
Farm Loans (Not Secured by Real Estate)
Total Loans	563	946
Farm Loans (Not Secured by Real Estate) | Watch
Total Loans		0
Farm Loans (Not Secured by Real Estate) | Substandard
Total Loans		0
Farm Loans (Not Secured by Real Estate) | Pass
Total Loans		946
All Other Loans (Not Secured by Real Estate)
Total Loans	16,926	14,505
All Other Loans (Not Secured by Real Estate) | Watch
Total Loans		145
All Other Loans (Not Secured by Real Estate) | Substandard
Total Loans		0
All Other Loans (Not Secured by Real Estate) | Pass
Total Loans		14,360
Construction and Land Development
Total Loans	136,263	114,291
Construction and Land Development | Watch
Total Loans		54
Construction and Land Development | Substandard
Total Loans		110
Single-Family Residential
Total Loans	354,896	322,111
Single-Family Residential | Watch
Total Loans		922
Single-Family Residential | Substandard
Total Loans		3,490
Commercial
Total Loans	425,736	406,622
Commercial | Substandard
Total Loans		551
Commercial | Pass
Total Loans		402,108
Multifamily and Farmland
Total Loans	62,959	65,481
Multifamily and Farmland | Watch
Total Loans		123
Multifamily and Farmland | Substandard
Total Loans		91
Multifamily and Farmland | Pass
Total Loans		65,267
Commercial Loans (Not Secured by Real Estate)
Total Loans	70,862	81,706
Commercial Loans (Not Secured by Real Estate) | Watch
Total Loans		711
Commercial Loans (Not Secured by Real Estate) | Substandard
Total Loans		0
Commercial Loans (Not Secured by Real Estate) | Pass
Total Loans		80,995
Consumer Loans (Not Secured by Real Estate)
Total Loans	$ 7,045	6,927
Consumer Loans (Not Secured by Real Estate) | Watch
Total Loans		1
Consumer Loans (Not Secured by Real Estate) | Substandard
Total Loans		15
Consumer Loans (Not Secured by Real Estate) | Pass
Total Loans		6,911
Single-Family Residential [Member] | Pass
Total Loans		317,699
Loan Amount Credit Risk [Profile]
Total Loans		1,032,608
Commercial | Watch
Total Loans		$ 3,963